SEGMENTS (Details 1) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	$ (5,740,000,000)	$ 361,000,000	$ (4,845,000,000)	$ 1,526,000,000
Amounts not allocated to segments [Abstract]
Depreciation and amortization			1,057,000,000	615,000,000
General and administrative expenses	272,000,000	311,000,000	508,000,000	615,000,000
Impairments Restructuring And Others	419,000,000	712,000,000	659,000,000	831,000,000
Legal Settlements And Loss Contingencies	324,000,000	166,000,000	344,000,000	141,000,000
Financial expenses - net	(238,000,000)	(105,000,000)	(445,000,000)	(403,000,000)
Income before income taxes	(5,978,000,000)	256,000,000	(5,290,000,000)	1,123,000,000
Segments and Other activities [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	1,871,000,000	1,882,000,000	3,714,000,000	3,702,000,000
Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	1,853,000,000	1,869,000,000	3,670,000,000	3,693,000,000
Generics [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	691,000,000	604,000,000	1,470,000,000	1,253,000,000
Specialty [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	1,162,000,000	1,265,000,000	2,200,000,000	2,440,000,000
All Other Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Segments Profitability	18,000,000	13,000,000	44,000,000	9,000,000
Segment Reconciling Items [Member]
Amounts not allocated to segments [Abstract]
Depreciation and amortization	411,000,000	193,000,000	731,000,000	382,000,000
General and administrative expenses	272,000,000	311,000,000	508,000,000	615,000,000
Impairments Restructuring And Others	419,000,000	712,000,000	659,000,000	831,000,000
Goodwil Impairments	6,100,000,000	0	6,100,000,000	0
Inventory Step Up	3,000,000	85,000,000	67,000,000	91,000,000
Purchase Of Research And Development In Process	26,000,000	0	26,000,000	10,000,000
Costs Related To Regulatory Actions Taken In Facilities	15,000,000	39,000,000	49,000,000	77,000,000
Legal Settlements And Loss Contingencies	324,000,000	166,000,000	344,000,000	141,000,000
Otehr Unallocated Amounts	$ 41,000,000	$ 15,000,000	$ 75,000,000	$ 29,000,000